Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 96.4	$ 88.6
Marketing expenses payable	7.1	6.3
Income tax payable	11.9
Legal accrual	32.6	40.2
Other accrued expenses	48.8	42.9
Accrued expenses and other liabilities total	$ 196.8	$ 178.0